CONSOLIDATED STATEMENTS OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	€ 36,425	€ 69,783	€ 21,482
Other operating income	18,109	12,801	7,749
Total operating income	54,534	82,584	29,231
Research and development expenses	(325,479)	(197,665)	(83,609)
Selling, general and administrative expenses	(149,367)	(64,569)	(27,471)
Total operating expenses	(474,846)	(262,234)	(111,080)
Change in fair value on non-current financial assets	2,544	1,096
Operating loss	(417,769)	(178,554)	(81,849)
Financial income/(expense)	(1,414)	14,275	3,694
Exchange gains/(losses)	(106,956)	6,066	12,308
Loss before taxes	(526,139)	(158,213)	(65,847)
Income tax expense	(2,784)	(4,752)	(794)
Loss for the year and total comprehensive loss	€ (528,923)	€ (162,965)	€ (66,641)
Weighted average number of shares outstanding	45,410,442	38,619,121	33,419,356
Basic and diluted loss per share	€ (11.65)	€ (4.22)	€ (1.99)
Loss for the year	€ (528,923)	€ (162,965)	€ (66,641)